Debt - Schedule of Summarized Real Estate Secured Debt (Parenthetical) (Detail) $ in Millions						3 Months Ended			9 Months Ended			12 Months Ended
		Apr. 28, 2022 USD ($)	Apr. 19, 2022	Apr. 15, 2021 CAD ($)	Mar. 17, 2021 USD ($) Property	Sep. 30, 2023 USD ($) Property		Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Property		Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Property		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	May 19, 2022 USD ($)
Debt Instrument [Line Items]
Debt Instrument Carrying Amount						$ 1,059,001,412			$ 1,059,001,412			$ 1,072,958,927
Fully repayment of debt									12,016,875		$ 86,237,235	86,237,235		$ 422,190,754		$ 0
Net loss on extinguishment of debt						$ 0		$ 0	$ 0		$ (2,393,475)	(2,393,475)		(2,444,788)		$ 0
KeyBank SST IV CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property					7
Senior notes maturity date					Feb. 01, 2030
Debt Instrument Carrying Amount					$ 40,500,000
SST IV TCF Loan
Debt Instrument [Line Items]
Debt Instrument Carrying Amount					$ 40,800,000							$ 0	[1]	40,782,500	[1]
SST IV TCF Loan | SST IV Merger
Debt Instrument [Line Items]
Fully repayment of debt		$ 40,800,000
Fixed Rate Secured Debt | KeyBank CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property						29			29			29
Senior notes maturity date	[2]								Aug. 01, 2026			Aug. 01, 2026
Debt Instrument Carrying Amount	[2]					$ 91,486,449			$ 91,486,449			$ 92,784,412		94,459,583
Fixed Rate Secured Debt | KeyBank Property Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property						5			5			5
Fixed Rate Secured Debt | Midland North Carolina CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property												11
Loan defeasance costs																	$ 47,900,000
Debt Instrument Carrying Amount	[3]											$ 0		45,758,741
Net loss on extinguishment of debt												$ (2,400,000)
Fixed Rate Secured Debt | CMBS Loan
Debt Instrument [Line Items]
Number of properties encumbered | Property						10			10			10
Senior notes maturity date									Feb. 01, 2029	[4]		Feb. 01, 2029	[5]
Debt Instrument Carrying Amount						$ 104,000,000	[4]		$ 104,000,000	[4]		$ 104,000,000	[4],[5]	$ 104,000,000	[5]
BMO Loan | Oakville III Property
Debt Instrument [Line Items]
Proceeds from line of credit				$ 16.3
BMO Loan | CDOR | Oakville III Property
Debt Instrument [Line Items]
Interest rate				2.25%
2032 Private Placement Notes
Debt Instrument [Line Items]
Senior notes maturity date			Apr. 19, 2032						Apr. 19, 2032			Apr. 19, 2032	[6]
Interest rate						5.28%	[7]		5.28%	[7]		4.53%	[6]
Debt Instrument Carrying Amount						$ 150,000,000			$ 150,000,000			$ 150,000,000	[6]
Interest Accruing on Notes						5.28%			5.28%

[1]	On March 17, 2021, in connection with the SST IV Merger, we assumed a term loan with TCF National Bank, a national banking association (“TCF”), as lead arranger and administrative agent for up to $40.8 million (the “SST IV TCF Loan”). The SST IV TCF Loan was secured by a first mortgage on each of the Ocoee Property, the Ardrey Kell Property, the Surprise Property, the Escondido Property, and the Punta Gorda Property (the “SST IV TCF Properties”). This loan was fully paid off on April 28, 2022 in the amount of $40.8 million. There were no prepayment penalties for this pay off.
[2]	This fixed rate loan encumbers 29 properties (Whittier, La Verne, Santa Ana, Upland, La Habra, Monterey Park, Huntington Beach, Chico, Lancaster I, Riverside, Fairfield, Lompoc, Santa Rosa, Federal Heights, Aurora, Littleton, Bloomingdale, Crestwood, Forestville, Warren I, Sterling Heights, Troy, Warren II, Beverly, Everett, Foley, Tampa, Boynton Beach, and Lancaster II) with monthly interest only payments until September 2021, at which time both interest and principal payments became due monthly. The separate assets of these encumbered properties are not available to pay our other debts.
[3]	This fixed rate loan previously encumbered 11 properties (Asheville I, Arden, Asheville II, Hendersonville I, Asheville III, Asheville IV, Asheville V, Asheville VI, Asheville VII, Asheville VIII, and Hendersonville II) with monthly interest only payments until September 2019, at which time both interest and principal payments became due monthly. This loan was fully defeased on May 19, 2022 for approximately $47.9 million, inclusive of loan defeasance costs. In connection with this loan defeasance, we recorded a net loss on extinguishment of debt of approximately $2.4 million.
[4]	This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, and Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.
[5]	This fixed rate, interest only loan encumbers 10 properties (Myrtle Beach I, Myrtle Beach II, Port St. Lucie, Plantation, Sonoma, Las Vegas I, Las Vegas II, Las Vegas III, Ft Pierce, Nantucket Island). The separate assets of these encumbered properties are not available to pay our other debts.
[6]	For additional information regarding this loan, see below
[7]	As of March 31, 2023, a Total Leverage Ratio Event (as defined below) had occurred, and the interest rate on such Note increased to 5.28% prospectively. For additional information regarding this loan, see below.